Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	$ 56,346	$ 52,219
Service cost	228	254	$ 176
Interest cost	1,695	1,701
Actuarial (gains) losses	(5,118)	703
Additions through business combinations	111	3,072
Reduction from disposal of assets	(9)	0
Plan amendments	168	(55)
Benefits paid	(2,909)	(3,001)
Foreign currency translation	(2,256)	1,453
Projected benefit obligation at end of the period	48,256	56,346	52,219
Fair value of plan assets at beginning of the period	32,693	28,854
Return on plan assets	920	934
Actuarial (gains) losses	(1,714)	706
Employer contributions	1,664	1,575
Additions through business combinations	0	2,841
Reduction for disposal of assets	0	(4)
Benefits paid	(2,909)	(3,001)
Foreign currency translation	(1,335)	788
Fair value of plan assets at end of the period	29,319	32,693	28,854
Net projected liability in the statement of financial position	18,937	23,653
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	54,910	51,055
Service cost	193	221	151
Interest cost	1,608	1,625
Actuarial (gains) losses	(5,126)	727
Additions through business combinations	0	2,801
Reduction from disposal of assets	(9)	0
Plan amendments	168	(55)
Benefits paid	(2,807)	(2,920)
Foreign currency translation	(2,226)	1,456
Projected benefit obligation at end of the period	46,711	54,910	51,055
Fair value of plan assets at beginning of the period	32,665	28,828
Return on plan assets	917	932
Actuarial (gains) losses	(1,711)	707
Employer contributions	1,562	1,494
Additions through business combinations	0	2,841
Reduction for disposal of assets	0	(4)
Benefits paid	(2,807)	(2,920)
Foreign currency translation	(1,335)	787
Fair value of plan assets at end of the period	29,291	32,665	28,828
Net projected liability in the statement of financial position	17,420	22,245
Other Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	1,436	1,164
Service cost	35	33	25
Interest cost	87	76
Actuarial (gains) losses	8	(24)
Additions through business combinations	111	271
Reduction from disposal of assets	0	0
Plan amendments	0	0
Benefits paid	(102)	(81)
Foreign currency translation	(30)	(3)
Projected benefit obligation at end of the period	1,545	1,436	1,164
Fair value of plan assets at beginning of the period	28	26
Return on plan assets	3	2
Actuarial (gains) losses	(3)	(1)
Employer contributions	102	81
Additions through business combinations	0	0
Reduction for disposal of assets	0	0
Benefits paid	(102)	(81)
Foreign currency translation	0	1
Fair value of plan assets at end of the period	28	28	$ 26
Net projected liability in the statement of financial position	$ 1,517	$ 1,408